Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Compensation and benefits	$ 2,649	$ 1,494
External research and development expenses	2,985	2,201
Facility costs	2,629	868
Property and equipment	712	303
Professional services	663	1,222
Other liabilities	1,268	502
Accrued expenses and other liabilities	$ 10,906	$ 6,590